Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Operating expenses
Operation and administration (notes 10, 11 and 12)	$ 1,681,093	$ 2,651,954	$ 1,327,059
Exploration	8,379,845	13,530,819	8,645,431
Legal and accounting	523,106	1,035,777	268,181
Consulting (note 15)	657,652	1,533,954	553,152
Gain on settlement of accounts payable (note 6)	(1,787,300)
Loss from operations	(9,454,396)	(18,752,504)	(10,793,823)
Other income or gain (expense or loss)
Change in derivative liability (notes 8 and 10)	10,503,941	12,300,453	(18,843,947)
Gain (loss) on foreign exchange	152,063	208,660	(26,625)
Accretion expense (notes 7 and 8)	(118,388)		(359,267)
Interest expense (notes 7 and 8)	(124,367)	(102,740)	(202,426)
Financing costs (note 8)	(360,000)		(30,000)
Loss on debt settlement (notes 8 and 10)	(875,861)	(56,146)	(1,056,296)
Loss on private placement (note 10)	(940,290)
Share issuance costs (note 10)	(947,156)
Loss on loan extinguishment (note 7)			(9,407)
Net loss and comprehensive
loss for the year	$ (2,164,454)	$ (6,402,277)	$ (31,321,791)
Net loss per common share
- basic and fully diluted	$ (0.02)	$ (0.04)	$ (0.47)
Weighted average number of common shares
- basic and fully diluted	124,424,407	161,868,334	67,180,554